UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
SCHEDULE OF INVESTMENTS
January 31, 2013 (UNAUDITED)

	Shares	Value (Note 1)
LONG INVESTMENTS (82.44%)
COMMON STOCKS (76.10%)
Apparel Manufacturers (3.02%)
Gildan Activewear, Inc.	67,400	$2,480,994
Michael Kors Holdings, Ltd.[1]	92,500	5,192,025

		7,673,019

Automotive - Cars/Light Trucks (2.48%)
Ford Motor Co.	100	1,295
Honda Motor Co., Ltd., Sponsored ADR	66,200	2,495,078
Toyota Motor Corp., Sponsored ADR	40,000	3,814,800

		6,311,173

Automotive - Truck Parts & Equipment (0.20%)
Delphi Automotive PLC[1]	12,900	498,714

Beverages - Non - Alcoholic (0.10%)
The Coca-Cola Co.	6,600	245,784

Broadcast Services/Programming (1.22%)
Discovery Communications, Inc. - Class A1	44,800	3,108,224

Building - Heavy Construction (0.64%)
Chicago Bridge & Iron Co. N.V.	31,900	1,620,839

Building - Residential/Commercial (10.55%)
DR Horton, Inc.	132,700	3,139,682
Lennar Corp. - Class A	60,400	2,509,016
M/I Homes, Inc.[1]	93,400	2,544,216
Meritage Homes Corp.[1]	30,400	1,344,896
NVR, Inc.[1]	1,500	1,544,490
Pulte Group, Inc.[1]	374,900	7,775,426
The Ryland Group, Inc.	63,500	2,522,220
Standard Pacific Corp.[1]	324,100	2,690,030
Toll Brothers, Inc.[1]	73,500	2,752,575

		26,822,551

Building & Construction Production - Miscellaneous (4.28%)
Fortune Brands Home & Security, Inc.[1]	250,500	8,201,370
Louisiana-Pacific Corp.[1]	138,200	2,685,226

		10,886,596

Building Production - Cement/Aggregate (1.00%)
Eagle Materials, Inc.	39,200	2,538,984

Chemicals - Diversified (2.44%)
E.I. du Pont de Nemours & Co.	10,500	498,225
LyondellBasell Industries N.V., Class A	8,100	513,702
PPG Industries, Inc.	35,800	4,935,746
Westlake Chemical Corp.	2,900	266,394

		6,214,067

Coatings/Paint (2.61%)
The Sherwin-Williams Co.	41,000	6,647,740

	Shares	Value (Note 1)
Commercial Banks - Southern U.S. (0.00%)†
Regions Financial Corp.	100	$778

Commercial Services (1.75%)
PHH Corp.[1]	45,100	986,788
Quanta Services, Inc.[1]	119,200	3,453,224

		4,440,012

Computer Aided Design (0.58%)
Autodesk, Inc.[1]	37,900	1,473,552

Computers (0.02%)
Apple, Inc.	100	45,531

Cosmetics & Toiletries (1.16%)
The Estee Lauder Cos., Inc., Class A	48,600	2,961,198

Distribution/Wholesale (0.79%)
Beacon Roofing Supply, Inc.[1]	55,700	2,012,998

Diversified Banking Institution (0.91%)
Citigroup, Inc.	12,200	514,352
The Goldman Sachs Group, Inc.	12,200	1,803,892

		2,318,244

Diversified Manufacturing Operations (2.12%)
AO Smith Corp.	3,600	249,408
Eaton Corp. PLC	90,300	5,142,585

		5,391,993

E - Commerce/Products (0.93%)
eBay, Inc.[1]	42,200	2,360,246

Electric - Integrated (5.13%)
American Electric Power Co., Inc.	112,100	5,077,009
CMS Energy Corp.	309,600	7,956,720

		13,033,729

Food - Confectionery (0.40%)
The Hershey Co.	12,900	1,024,905

Food - Miscellaneous/Diversified (0.00%)†
Unilever N.V., NY Regular Shares	100	4,048

Gold Mining (0.42%)
Agnico-Eagle Mines, Ltd.	23,300	1,067,839

Internet Content - Entertainment (1.10%)
Facebook, Inc., Class A1	90,100	2,790,397

Leisure & Recreation Products (0.46%)
Brunswick Corp.	32,400	1,171,584

Machinery - Construction/Mining (0.63%)
Caterpillar, Inc.	16,300	1,603,757

	Shares	Value (Note 1)
Medical - Drugs (0.33%)
Johnson & Johnson	11,300	$835,296

Motion Pictures & Services (1.15%)
Lions Gate Entertainment Corp.[1]	159,800	2,927,536

Motorcycle/Motor Scooter (0.97%)
Harley-Davidson, Inc.	47,100	2,468,982

Multi-Media (0.00%)†
The Walt Disney Co.	100	5,388

Pipelines (11.09%)
Crosstex Energy, Inc.	78,100	1,319,890
Enbridge, Inc.	191,200	8,363,088
Kinder Morgan, Inc.	227,200	8,510,912
Plains All American Pipeline LP	189,800	10,002,460

		28,196,350

Private Equity (1.01%)
Blackstone Group LP	139,000	2,571,500

Radio (0.61%)
Sirius XM Radio, Inc.	491,100	1,542,054

Real Estate Investment Trust - Diversified (0.94%)
American Tower Corp.	31,300	2,383,495

Real Estate Investment Trust - Mortgage (0.81%)
Starwood Property Trust, Inc.	80,400	2,061,456

Real Estate Investment Trust - Single Tenant (0.49%)
Silver Bay Realty Trust Corp.[1]	60,000	1,245,600

Rental Auto/Equipment (0.52%)
Hertz Global Holdings, Inc.[1]	71,900	1,314,332

Retail - Apparel/Shoe (3.80%)
Chico’s FAS, Inc.	273,600	4,905,648
Express, Inc.[1]	70,900	1,303,142
Urban Outfitters, Inc.[1]	80,900	3,461,711

		9,670,501

Retail - Automobile (1.12%)
AutoNation, Inc.[1]	58,600	2,842,100

Retail - Building Products (3.33%)
Home Depot, Inc.	96,600	6,464,472
Lowe’s Cos., Inc.	19,500	744,705
Lumber Liquidators Holdings, Inc.[1]	21,500	1,272,370

		8,481,547

Retail - Discount (0.09%)
Costco Wholesale Corp.	2,200	225,148

Retail - Restaurants (0.80%)
Panera Bread Co. - Class A1	6,200	990,822

	Shares	Value (Note 1)
Retail - Restaurants (continued)
Starbucks Corp.	18,700	$1,049,444

		2,040,266

Semiconductor Components/Integrated Circuits (0.83%)
QUALCOMM, Inc.	32,100	2,119,563

Textile - Home Furnishings (1.57%)
Mohawk Industries, Inc.[1]	39,300	3,995,238

Transportation - Rail (1.06%)
Kansas City Southern	28,900	2,690,879

Web Portals/ISP (0.64%)
Yahoo!, Inc.[1]	82,900	1,627,327

TOTAL COMMON STOCKS (Cost $164,957,372)		193,513,060

EXCHANGE TRADED FUNDS (4.33%)
Country Exchange-Traded Funds (2.65%)
iShares® MSCI Japan Index Fund	148,300	1,478,551
WisdomTree Japan Hedged Equity Fund	132,000	5,260,200

		6,738,751

Emerging Country Exchange-Traded Funds (0.70%)
iShares® FTSE China 25 Index Fund	42,900	1,779,063

Gold (0.98%)
SPDR® Gold Shares[1]	15,500	2,498,600

TOTAL EXCHANGE TRADED FUNDS (Cost $10,653,697)		11,016,414

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED OPTIONS (2.01%)
PURCHASED CALL OPTIONS (1.22%)
Apple, Inc.	February, 2013	$510.00	110	3,190
Chico’s FAS, Inc.	May, 2013	18.00	5,582	725,660
Harley-Davidson, Inc.	May, 2013	46.00	1,034	744,480
Michael Kors Holdings, Ltd.	May, 2013	55.00	981	676,890
Pulte Group, Inc.	April, 2013	21.00	3,630	508,200
QUALCOMM, Inc.	April, 2013	60.00	675	448,875

TOTAL PURCHASED CALL OPTIONS (Cost $2,968,603)				3,107,295

PURCHASED PUT OPTIONS (0.79%)
Amedisys, Inc.	June, 2013	12.00	2,658	568,812
Garmin, Ltd.	April, 2013	42.00	1,452	813,120
iShares® Russell 2000® Index Fund	March, 2013	89.00	1,787	318,086
SPDR® S&P 500® ETF Trust	March, 2013	149.00	1,185	293,880

TOTAL PURCHASED PUT OPTIONS (Cost $1,807,573)				1,993,898

			Value (Note 1)
TOTAL PURCHASED OPTIONS (Cost $4,776,176)			$5,101,193
TOTAL LONG INVESTMENTS (Cost $180,387,245)			209,630,667
	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (21.21%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0.00%[3]	53,940,581	53,940,581

TOTAL SHORT TERM INVESTMENTS (Cost $53,940,581)			53,940,581

TOTAL INVESTMENTS - (103.65%) (Cost $234,327,826)			$263,571,248

Liabilities in Excess of Other Assets (-3.65%)			(9,287,832)

NET ASSETS (100.00%)			$254,283,416

SCHEDULE OF SECURITIES SOLD SHORT		Shares	Value (Note 1)
COMMON STOCKS (-10.42%)
Aerospace/Defense (-0.32%)
Rockwell Collins, Inc.		(14,000)	$(824,320)

Apparel Manufacturers (-0.00%)†
Coach, Inc.		(100)	(5,100)

Beverages - Wine/Spirits (-0.00%)†
Green Mountain Coffee Roasters, Inc.		(100)	(4,553)

Building - Mobile Home/Manufactured Housing & RV (-0.10%)
Thor Industries, Inc.		(5,800)	(244,064)

Commercial Services (-0.10%)
HMS Holdings Corp.		(9,600)	(261,696)

Computers (-0.21%)
Hewlett-Packard Co.		(32,400)	(534,924)

E - Commerce/Products (-0.65%)
MercadoLibre, Inc.		(16,400)	(1,449,760)
Nutrisystem, Inc.		(22,800)	(205,884)
Shutterfly, Inc.		(100)	(3,308)

			(1,658,952)

E - Marketing/Information (-0.60%)
Liquidity Services, Inc.		(47,700)	(1,520,199)

Electronic Devices (-0.54%)
Garmin, Ltd.		(36,500)	(1,382,985)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Home Furnishings (-0.29%)
Tempur-Pedic International, Inc.	(19,200)	$(748,032)

Medical - Outpatient/Home Medical Care (-1.29%)
Amedisys, Inc.	(294,200)	(3,271,504)

Retail - Apparel/Shoe (-2.03%)
Aeropostale, Inc.	(184,500)	(2,496,285)
Guess?, Inc.	(98,000)	(2,654,820)

		(5,151,105)

Retail - Computer Equipment (-0.10%)
GameStop Corp. - Class A	(10,800)	(250,560)

Retail - Jewelry (-0.56%)
Tiffany & Co.	(21,600)	(1,420,200)

Schools (-3.63%)
American Public Education, Inc.	(17,400)	(670,422)
Apollo Group, Inc. - Class A	(93,100)	(1,882,482)
Career Education Corp.	(154,500)	(534,570)
Corinthian Colleges, Inc.	(293,100)	(721,026)
ITT Educational Services, Inc.	(150,500)	(2,534,420)
K12, Inc.	(23,800)	(439,348)
Strayer Education, Inc.	(43,000)	(2,446,700)

		(9,228,968)

TOTAL COMMON STOCKS
(Proceeds $31,009,962)		(26,507,162)

EXCHANGE TRADED FUNDS (-0.55%)
Emerging Country Exchange-Traded Funds (-0.55%)
iShares® MSCI Brazil Index Fund	(24,500)	(1,390,865)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $1,252,505)		(1,390,865)

TOTAL SECURITIES SOLD SHORT
(Proceeds $32,262,467)		$(27,898,027)

†	Less than 0.005% of net assets.
[1]	Non-Income Producing Security.
[2]	A portion of the Money Market Fund assets are held as collateral for short sales activity.
[3]	Amount represents less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipts

ETF - Exchange Traded Fund

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

Notes to Quarterly Schedule of Investments

January 31, 2013 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell& Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. C&O funds Advisor, Inc. (“the Advisor”), uses catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

¡	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date:
¡

Level 2 - Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability; and

¡

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 193,513,060	$–	$–	$ 193,513,060
Exchange Traded Funds	11,016,414	–	–	11,016,414
Purchased Options	3,543,593	1,557,600	–	5,101,193
Short Term Investments	53,940,581	–	–	53,940,581
TOTAL	$ 262,013,648	$ 1,557,600	$–	$ 263,571,248

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$ (26,507,162)	$–	$–	$ (26,507,162)
Exchange Traded Funds	(1,390,865)	–	–	(1,390,865)
TOTAL	$ (27,898,027)	$–	$–	$ (27,898,027)

During the three months ended January 31, 2013, there were no transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of all levels as of the end of the reporting period. All securities of the Fund were valued using either Level 1 or Level 2 inputs during the three months ended January 31, 2013. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

* For detailed industry descriptions, see the accompanying Schedule of Investments.

Use of Derivatives

Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration

At January 31, 2013, the Fund invested 21.21% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of January 31, 2013, total investments would equal 93.41%, as a percentage of net assets. This would result in cash equivalents representing 6.59% of net assets, vs. the 21.21% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of January 31, 2013.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2013, the Fund had approximately 11% of its total net assets in short positions.

For the three months ended January 31, 2013, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $33,653,854 and $63,604,868.74, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On January 31, 2013, based on cost of $235,679,099 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $29,547,969 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,655,820, resulting in net unrealized appreciation of $27,892,149.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive Officer

Date:	March 28, 2013

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer, Principal Financial Officer

Date:	March 28, 2013